DISCONTINUED OPERATIONS - Schedule of Statements of Operations of Discontinued Operations (Detail) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations before income taxes		$ 16,679	$ 20,858	$ 32,831
Provision for income taxes		10,950	9,194	4,805
Income from discontinued operations, net of tax	$ 19,136	5,729	11,664	28,026
Sports Data & Technology [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		469,380	260,534	190,700
Direct operating costs		229,700	136,530	116,356
Selling, general and administrative expenses		172,385	80,757	30,809
Depreciation and amortization		51,307	18,042	7,373
Total operating expenses		453,392	235,329	154,538
Operating income		15,988	25,205	36,162
Interest income, net		554	95	4
Other income (expense), net		137	(4,442)	(3,335)
Income from discontinued operations before income taxes		16,679	20,858	32,831
Provision for income taxes		10,950	9,194	4,805
Income from discontinued operations, net of tax		5,729	11,664	28,026
Income attributable to non-controlling interests		6,335	4,830	6,613
(Loss) income from discontinued operations attributable to Endeavor Group Holdings, Inc.		$ (606)	$ 6,834	$ 21,413